CONSOLIDATED STATEMENTS OF CASH FLOWS [Parenthetical] (USD $)	3 Months Ended	12 Months Ended		67 Months Ended	70 Months Ended
	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Expenses from convertible debentures			$ 24,000		$ 24,000
Expenses from sale of units consisting of common stock and warrants	$ 374,870	$ 374,870		$ 374,870	$ 374,870